INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES
Schedule of inventories

	12/31/17	12/31/16
Materials for resale (1)	325,850	377,465
Materials for consumption	57,740	77,732
Other inventories	7,822	7,892
Gross total	391,412	463,089
Estimated losses from impairment or obsolescence (2)	(42,657)	(52,676)
Total	348,755	410,413
(1)	This includes, among others, mobile phones, simcards (chip) and IT equipment in stock.
(2)	Additions and reversals of estimated impairment losses and inventory obsolescence are included in cost of goods sold (Note 24).